Net finance cost - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Bank borrowings (including amortization of capitalized financing fees)	€ 21,463	€ 25,554	€ 26,021
Interest expense on borrowings	19,400	23,300	23,800
Amortization of borrowing costs capitalized	2,700	3,800	3,800
Amortization of IFRS 9 impact	€ (700)	€ (1,600)	€ (1,600)